per share amounts (Tables)	12 Months Ended
Dec. 31, 2017
per share amounts
Reconciliation of the denominators of the basic and diluted per share computations

Years ended December 31 (millions)	2017	2016
Basic total weighted average number of Common Shares outstanding	593	592
Effect of dilutive securities
Share option awards	—	1

Diluted total weighted average number of Common Shares outstanding	593	593